INCOME TAXES - Income Taxes Paid (Net of Refunds Received) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Bermuda	$ 14
Total	35
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	(9)
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	30
Other foreign jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign:	$ 0